Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	520,536,318.42	30,432
Yield Supplement Overcollateralization Amount 04/30/21	16,506,498.26	0
Receivables Balance 04/30/21	537,042,816.68	30,432
Principal Payments	26,226,951.20	1,061
Defaulted Receivables	500,938.64	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	15,403,070.11	0
Pool Balance at 05/31/21	494,911,856.73	29,346

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.34%
Prepayment ABS Speed	1.68%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,729,322.72	183
Past Due 61-90 days	718,803.78	39
Past Due 91-120 days	143,578.82	9
Past Due 121+ days	0.00	0
Total	4,591,705.32	231

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	603,526.92
Aggregate Net Losses/(Gains) - May 2021	-102,588.28
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.23%
Prior Net Losses Ratio	0.16%
Second Prior Net Losses Ratio	0.08%
Third Prior Net Losses Ratio	0.15%
Four Month Average	0.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	5,691,486.35
Actual Overcollateralization	5,691,486.35
Weighted Average APR	4.60%
Weighted Average APR, Yield Adjusted	6.41%
Weighted Average Remaining Term	45.39

Flow of Funds	$ Amount
Collections	28,821,478.45
Investment Earnings on Cash Accounts	574.36
Servicing Fee	(447,535.68)
Transfer to Collection Account	-
Available Funds	28,374,517.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	754,132.34
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,438,294.03
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,691,486.35
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,198,804.41

Total Distributions of Available Funds	28,374,517.13

Servicing Fee	447,535.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 05/17/21	514,550,150.76
Principal Paid	25,329,780.38
Note Balance @ 06/15/21	489,220,370.38

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2a
Note Balance @ 05/17/21	40,390,385.35
Principal Paid	20,930,368.97
Note Balance @ 06/15/21	19,460,016.38
Note Factor @ 06/15/21	6.2928523%

Class A-2b
Note Balance @ 05/17/21	8,489,765.41
Principal Paid	4,399,411.41
Note Balance @ 06/15/21	4,090,354.00
Note Factor @ 06/15/21	6.2928523%

Class A-3
Note Balance @ 05/17/21	336,770,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	336,770,000.00
Note Factor @ 06/15/21	100.0000000%

Class A-4
Note Balance @ 05/17/21	80,300,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	80,300,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	32,400,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	32,400,000.00
Note Factor @ 06/15/21	100.0000000%

Class C
Note Balance @ 05/17/21	16,200,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	16,200,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	845,932.34
Total Principal Paid	25,329,780.38
Total Paid	26,175,712.72

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	65,970.96
Principal Paid	20,930,368.97
Total Paid to A-2a Holders	20,996,339.93

Class A-2b
One-Month Libor	0.10088%
Coupon	0.33088%
Interest Paid	2,262.88
Principal Paid	4,399,411.41
Total Paid to A-2b Holders	4,401,674.29

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7852848
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5138089
Total Distribution Amount	24.2990937

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2133326
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.6832524
Total A-2a Distribution Amount	67.8965850

A-2b Interest Distribution Amount	0.0348135
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.6832525
Total A-2b Distribution Amount	67.7180660

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	135.74
Noteholders' Third Priority Principal Distributable Amount	639.56
Noteholders' Principal Distributable Amount	224.70

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	2,699,840.43
Investment Earnings	229.31
Investment Earnings Paid	(229.31)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,806,116.72	$1,372,619.44	$1,755,141.00
Number of Extensions	76	64	73
Ratio of extensions to Beginning of Period Receivables Balance	0.34%	0.24%	0.29%